Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Table Total for PEO I (1) ($)	Summary Compensation Table Total for PEO II (1) ($)	“Compensation Actually Paid” to PEO I (1) (2) ($)	“Compensation Actually Paid” to PEO II (1) (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average “Compensation Actually Paid” to Non-PEO NEOs (3) (4) ($)	Value of Initial $100 Fixed Investment Based on: Company Total Shareholder Return ($)	Net Income (in millions) ($)
2022	$862,814	$—	$857,239	$—	$419,515	$423,467	$113	$26.645
2021	527,725	764,492	535,829	764,514	403,759	407,839	136	28.401

Named Executive Officers, Footnote [Text Block]	The Company’s principal executive officer’s (“PEO”) reported above are James J. Kim (“PEO I”) for both 2022 and 2021; and James M. Ford (“PEO II”) for 2021. The Company’s non-PEO named executive officers (“NEOs”) represent the following individuals for each of the years shown:
(•)2022 - Dawn P. Crusinberry, Executive Vice President - Chief Financial Officer, Blaine C. Lauhon, Executive Vice President - Chief Banking Officer, Patrick A. Luis, Executive Vice President - Chief Credit Officer, A. Kenneth Ramos, Executive Vice President - Market Executive, and Dave A. Kinross, Former Executive Vice President - Chief Financial Officer.
(•)2021 - Blaine C. Lauhon, Executive Vice President - Chief Banking Officer, Patrick A. Luis, Executive Vice President - Chief Credit Officer, A. Kenneth Ramos, Executive Vice President - Market Executive, and Dave A. Kinross, Former Executive Vice President - Chief Financial Officer.

Adjustment To PEO Compensation, Footnote [Text Block]	To calculate Compensation Actually Paid (“CAP”) for the PEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Equity Adjustment (all equity awards are restricted stock awards):
Fiscal Year (FY)	Fair Value of FY Equity Awards at FY (i)	Change in Value of Current Years’ Awards Unvested at FY(i)	Change in Value of Prior Years’ Awards Unvested at FY(ii)	Change in Value of Prior Years’ Awards that Vested in FY (iii)	Fair Value of Awards Forfeited in FY (iv)	Dividends Paid in FY on Unvested Awards	Equity Adjustment to CAP
PEO I
2022	$(106,243)	$99,567	$349	$(1,970)	$—	$2,722	$(5,575)
2021	(20,000)	20,022	4,404	3,140	—	538	8,104

PEO II
2021	(20,000)	20,022	—	—	—	—	22
(i) Valued at FY end.
(ii) Valued as of the end of the prior FY and as of the end of the current FY.
(iii) Valued as of the end of the prior FY and as of the vesting date.
(iv) Valued as of the end of the prior FY.

Non-PEO NEO Average Total Compensation Amount	$ 419,515	$ 403,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 423,467	407,839
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate average CAP for the non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Equity Adjustment (all equity awards are restricted stock awards):
Fiscal Year (FY)	Fair Value of FY Equity Awards at FY (i)	Change in Value of Current Years’ Awards Unvested at FY(i)	Change in Value of Prior Years’ Awards Unvested at FY(ii)	Change in fair value of Current Year Awards Granted that vested during the current year -(iii)	Change in Value of Prior Years’ Awards that Vested in FY (iv)	Fair Value of Awards Forfeited in FY (v)	Dividends Paid in FY on Unvested Awards	Equity Adjustment to CAP
2022	$(25,000)	$25,031	$174	$6,975	$(3,893)	$—	$665	$3,952
2021	(20,000)	20,022	1,807	—	1,910	—	341	(15,942)
(i) Valued at FY end.
(ii) Valued as of the end of the prior FY and as of the end of the current FY.
(iii) Valued at vesting date
(iv) Valued as of the end of the prior FY and as of the vesting date.
(v) Valued as of the end of the prior FY.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Graphical Representation of CAP and Performance
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 113	136
Net Income (Loss)	26,645,000	28,401,000
PEO I - James J. Kim [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	862,814	527,725
PEO Actually Paid Compensation Amount	$ 857,239	$ 535,829
PEO Name	James J. Kim	James J. Kim
PEO II - James M. Ford [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 764,492
PEO Actually Paid Compensation Amount		$ 764,514
PEO Name		James M. Ford
PEO [Member] | PEO I - James J. Kim [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,575)	$ 8,104
PEO [Member] | PEO I - James J. Kim [Member] | Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(106,243)	(20,000)
PEO [Member] | PEO I - James J. Kim [Member] | Equity Awards Granted In Current Period, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	99,567	20,022
PEO [Member] | PEO I - James J. Kim [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	349	4,404
PEO [Member] | PEO I - James J. Kim [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,970)	3,140
PEO [Member] | PEO I - James J. Kim [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0
PEO [Member] | PEO I - James J. Kim [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	2,722	538
PEO [Member] | PEO II - James M. Ford [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		22
PEO [Member] | PEO II - James M. Ford [Member] | Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		(20,000)
PEO [Member] | PEO II - James M. Ford [Member] | Equity Awards Granted In Current Period, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		20,022
PEO [Member] | PEO II - James M. Ford [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		0
PEO [Member] | PEO II - James M. Ford [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		0
PEO [Member] | PEO II - James M. Ford [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		0
PEO [Member] | PEO II - James M. Ford [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards		0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,952	(15,942)
Non-PEO NEO [Member] | Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(25,000)	(20,000)
Non-PEO NEO [Member] | Equity Awards Granted In Current Period, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	25,031	20,022
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	174	1,807
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(3,893)	1,910
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	665	341
Non-PEO NEO [Member] | Equity Awards, Current Year, Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 6,975	$ 0